February 23, 2011
Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	(1)	SELECTED AMERICAN SHARES, INC. (“SAS”) Registration Statement No. 2-10699; and Registration No. 811-51

	(2)	SELECTED INTERNATIONAL FUND, INC. (“SIF”) Registration Statement No. 2-27514; and Registration No. 811-01533

	(3)	SELECTED CAPITAL PRESERVATION TRUST (“SCPT”) Registration Statement No. 33-15807:and Registration No. 811-5240 Referred to jointed as the “Selected Funds”.
Dear Sir or Madam:
On behalf of the Selected Funds, attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. (SAS: 97; SIF: 70; SCPT: 39) to the their Registration Statements on Form N-1A.
Reason for 485(a) Filing
(1) This Post-Effective Amendment reflects a change in SIF principal investment strategy and name. This is the only material change from Selected Funds’ May 1, 2010 registration statement.
(a)	SIF was formerly named “Selected Special Shares, Inc.”

(b)	As Selected Special Shares, the Fund’s principal investment strategy was to invest in a diversified portfolio of common stock issued by companies across the spectrum of market capitalizations. Selected Special Shares invested primarily in U.S. companies.

(c)	As Selected International Fund, the Fund’s principal investment strategy will be to invest primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts and Global Depository Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets.
(2) Selected Funds have a December 31st fiscal year ends and a follow-up filing will be made to reflect SEC comments, update financial information which was not yet available at the time of this filing, and file consents of counsel and auditors.

Requested Effective Date
Selected Funds request an effective date of May 2, 2011.
Questions regarding this filing should be directed to me at (520) 434-3771. In my absence questions regarding this filing should be directed to Ryan Charles at (520)434-3778.
Very truly yours,
_____________
Thomas Tays
Vice President, Secretary